POLICY ACQUISITION COSTS (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Policy acquisition costs deferred and amortized to income
Deferred policy acquisition costs (DAC), beginning of year	$ 52,105,000	$ 40,242,000	$ 40,510,000	$ 45,325,000
VOBA*, CBIC - Acquisition date		10,822,000
Deferred:
Direct commissions		116,206,000	101,523,000	100,727,000
Premium taxes		8,725,000	6,809,000	6,596,000
Ceding commissions		(24,721,000)	(24,472,000)	(26,156,000)
Net deferred		100,210,000	83,860,000	81,167,000
Amortized		99,169,000	84,128,000	85,982,000
DAC/VOBA*, end of year		52,105,000	40,242,000	40,510,000
Policy acquisition costs:
Amortized to expense - DAC		91,499,000	84,128,000	85,982,000
Amortized to expense - VOBA		7,670,000
Period costs:
Ceding commission - contingent		(2,207,000)	(2,203,000)	(1,998,000)
Other underwriting expenses		80,022,000	67,030,000	69,496,000
Other		6,884,000	7,939,000	10,715,000
Total policy acquisition costs		183,868,000	156,894,000	164,195,000
After tax decrease in adjustment to consolidated shareholders' equity	$ 26,200,000
Reduction in book value per share (in dollars per share)	$ 1.24